Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6: INTANGIBLE ASSETS

Intangible assets as of December 31, 2017 and December 31, 2016 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2015	$44,877	$(16,427)	$28,450
Additions	—	(3,286)	(3,286)
Balance at December 31, 2016	$44,877	$(19,713)	$25,164
Additions	—	(2,846)	(2,846)
Write-offs	(3,026)	3,026	—
Balance at December 31, 2017	$41,851	$(19,533)	22,318

Amortization expense of favorable lease terms for the years ended December 31, 2017, 2016 and 2015 is presented in the following table:

	December 31, 2017	December 31, 2016	December 31, 2015
Favorable lease terms charter-out	(2,846)	(3,286)	(3,286)
Total	$(2,846)	$(3,286)	$(3,286)

The aggregate amortizations of intangible assets will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(8,263)	$(22,318)
Total	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(8,263)	$(22,318)

Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the contract periods to 15.00 years at inception. In relation to the acquisition of the Nave Celeste and the C. Dream in June 2015, please read the disclosure in Note 5.